Provisions	12 Months Ended
Dec. 31, 2017
Additional Provisions Other Provisions Abstract [Abstract]
Disclosure Of Provisions Explanatory

23. Provisions

Details of provisions as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Provisions for unused loan commitments	￦	189,349	￦	178,202
Provisions for payment guarantees		126,428		88,809
Provisions for financial guarantee contracts		4,333		2,682
Provisions for restoration cost		84,854		95,194
Others		132,753		203,146

Total	￦	537,717	￦	568,033

Changes in provisions for unused loan commitments, payment guarantees for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Provisions for unused loan commitments		Provisions for payment guarantees		Total
	(In millions of Korean won)
Beginning	￦	195,385	￦	158,454	￦	353,839
Effects of changes in foreign exchange rate		204		737		941
Provision(reversal)		(6,240)		(32,763)		(39,003)

Ending	￦	189,349	￦	126,428	￦	315,777

	2017
	Provisions for unused loan commitments		Provisions for payment guarantees		Total
	(In millions of Korean won)
Beginning	￦	189,349	￦	126,428	￦	315,777
Effects of changes in foreign exchange rate		(1,316)		(3,369)		(4,685)
Provision(reversal)		(9,850)		(34,250)		(44,100)
Business combination		19		—		19

Ending	￦	178,202	￦	88,809	￦	267,011

Changes in provisions for financial guarantee contracts for the years ended December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Beginning	￦	3,809	￦	4,333
Provision (Reversal)		(2,958)		(1,651)
Business combination		3,482		—

Ending	￦	4,333	￦	2,682

Changes in provisions for restoration cost for the years ended December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Beginning	￦	75,351	￦	84,854
Provision		3,886		5,150
Reversal		(967)		(1,211)
Used		(5,940)		(7,049)
Unwinding of discount		1,890		2,078
Effects of changes in discount rate		6,941		10,510
Business combination		3,693		862

Ending	￦	84,854	￦	95,194

Provisions for restoration cost are the present value of estimated costs to be incurred for the restoration of the leased properties. Actual expenses are expected to be incurred at the end of each lease contract. Three-year historical data of expired leases were used to estimate the average lease period. Also, the average restoration expense based on actual three-year historical data and the three-year historical average inflation rate were used to estimate the present value of estimated costs.

Changes in other provisions for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Membership rewards program		Dormant accounts		Litigations		Greenhouse gas emission liabilities[1]		Others		Total
	(In millions of Korean won)
Beginning	￦	8,630	￦	41,091	￦	71,240	￦	69	￦	53,831	￦	174,861
Increase		26,336		32,464		1,589		434		9,007		69,830
Decrease		(26,176)		(23,159)		(52,206)		(145)		(10,252)		(111,938)

Ending	￦	8,790	￦	50,396	￦	20,623	￦	358	￦	52,586	￦	132,753

	2017
	Membership rewards program		Dormant accounts		Litigations		Greenhouse gas emission liabilities[1]		Others[2]		Total
	(In millions of Korean won)
Beginning	￦	8,790	￦	50,396	￦	20,623	￦	358	￦	52,586	￦	132,753
Increase		81,171		5,133		6,046		—		45,164		137,514
Decrease		(74,849)		(50,479)		(2,906)		(181)		(10,469)		(138,884)
Business Combination		—		—		—		—		71,763		71,763

Ending	￦	15,112	￦	5,050	￦	23,763	￦	177	￦	159,044	￦	203,146

[1]	As of December 31, 2016 and 2017, the estimated greenhouse gas emission is 117,831 tons 112,121 tons, respectively.
[2]	As of December 31, 2017, the group’s provision on incomplete sales on cardssurance are ￦26,926 million.